Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Finished goods	$ 7,181	$ 3,616
Work in process	17,718	15,968
Raw materials	7,244	10,731
Inventory, Net	$ 32,143	$ 30,315